Fair Value Of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Fair Value Of Derivative Financial Instruments

	Millions of Yen				Thousands of U.S. Dollars
	2011		2012		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Non-derivatives:
Investments in marketable securities	¥140	¥140	¥429	¥429	$5,220	$5,220
Long-term debt, including current installments	(15,000)	(14,898)	(10,000)	(10,035)	(121,670)	(122,095)
Derivatives:
Foreign exchange forward contracts:
Assets	—	—	—	—	—	—
Liabilities	5	5	0	0	0	0